SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-marketable equity investments (Details) - Hui Yue ¥ in Millions, $ in Millions	Oct. 30, 2018 CNY (¥)	Oct. 30, 2018 USD ($)	Oct. 26, 2018 CNY (¥)	Oct. 26, 2018 USD ($)	Aug. 28, 2018 CNY (¥)	Aug. 28, 2018 USD ($)
Non-marketable equity investments
Equity interest agreed to acquire (in percent)			15.00%	15.00%	30.00%	30.00%
Agreed payment to acquire equity method investment			¥ 150	$ 21.8	¥ 300	$ 43.7
Period within which entity was required to pay the capital			30 years	30 years
Payment made to acquire equity method investment	¥ 20	$ 2.9